Long-Term Incentive Plans - Schedule Of Significant Assumptions Used In The Black-Scholes-Merton Pricing Model (Details) - Option pricing model [member]	12 Months Ended
	Dec. 31, 2021 USD ($) yr	Dec. 31, 2020 USD ($) yr
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period Explanatory [Line Items]
Risk-free interest rate	0.10%	0.10%
Volatility rate	42.00%	42.00%
Expected dividend yield	0.00%	0.00%
Share price at valuation	$ 1,806	$ 1,465
Bottom of range [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period Explanatory [Line Items]
Expected life | yr	0.4	1
Strike price	$ 925	$ 904
Top of range [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period Explanatory [Line Items]
Expected life | yr	1	1.2
Strike price	$ 1,695	$ 1,296